LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases
SCHEDULE OF SUPPLEMENTAL CONSOLIDATED BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

The following table summarizes the supplemental consolidated balance sheet information related to operating leases as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Operating lease right-of-use assets, net	218,130	-	-
Operating lease liabilities, current	218,130	-	-
Operating lease liabilities, non-current	-	-	-
Weighted average remaining lease terms – operating lease (months)	11	-	-
Weighted average discount rate – operating lease	5.875%	-	-

SCHEDULE OF CASH FLOW AND EXPENSE INFORMATION RELATED TO OPERATING LEASES

The following table summarizes the cash flow and expense information related to operating leases for the years ended December 31, 2023, 2024 and 2025:

	Year ended December 31,
	2023	2024	2025
	HK$	HK$	HK$	US$ (Note 2(e))
Cash paid for amounts included in the measurement of lease liabilities:
Operating cashflows used in operating lease	235,604	225,293	218,130	27,965
Right-of-use assets obtained in exchange for new operating lease	461,624	-	-	-
Operating lease expense	243,006	244,824	224,422	28,772